Distribution Date:	01/18/22	UBS Commercial Mortgage Trust 2018-C15
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone	(212) 713-8832
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90278LAU3	3.321100%	20,496,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90278LAV1	4.142800%	62,148,000.00	36,619,359.38	13,055,897.02	126,422.23	1,627,606.39	0.00	14,809,925.64	23,563,462.36	32.86%	30.00%
A-SB	90278LAW9	4.197400%	34,111,000.00	34,111,000.00	0.00	119,314.59	0.00	0.00	119,314.59	34,111,000.00	32.86%	30.00%
A-3	90278LAX7	4.074600%	170,000,000.00	170,000,000.00	0.00	577,235.00	0.00	0.00	577,235.00	170,000,000.00	32.86%	30.00%
A-4	90278LAY5	4.340900%	165,779,000.00	165,779,000.00	0.00	599,691.72	0.00	0.00	599,691.72	165,779,000.00	32.86%	30.00%
A-S	90278LBB4	4.671800%	63,839,000.00	63,839,000.00	0.00	248,535.87	0.00	0.00	248,535.87	63,839,000.00	21.97%	20.13%
B	90278LBC2	4.922900%	30,708,000.00	30,708,000.00	0.00	125,977.01	0.00	0.00	125,977.01	30,708,000.00	16.73%	15.38%
C	90278LBD0	5.108947%	27,475,000.00	27,475,000.00	0.00	116,973.59	0.00	0.00	116,973.59	27,475,000.00	12.04%	11.13%
D	90278LAC3	5.108947%	8,456,000.00	8,456,000.00	0.00	36,001.04	0.00	0.00	36,001.04	8,456,000.00	10.59%	9.82%
D-RR	90278LAE9	5.108947%	21,444,000.00	21,444,000.00	0.00	91,296.88	0.00	0.00	91,296.88	21,444,000.00	6.93%	6.50%
E-RR	90278LAG4	5.108947%	7,273,000.00	7,273,000.00	0.00	30,964.47	0.00	0.00	30,964.47	7,273,000.00	5.69%	5.38%
F-RR	90278LAJ8	5.108947%	6,464,000.00	6,464,000.00	0.00	27,520.19	0.00	0.00	27,520.19	6,464,000.00	4.59%	4.38%
G-RR	90278LAL3	5.108947%	6,465,000.00	6,465,000.00	0.00	27,524.45	0.00	0.00	27,524.45	6,465,000.00	3.49%	3.38%
NR-RR*	90278LAN9	5.108947%	21,819,345.00	21,819,345.00	0.00	287,758.50	0.00	1,382,916.73	287,758.50	20,436,428.27	0.00%	0.00%
Z	90278LAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90278LAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			646,477,345.00	600,452,704.38	13,055,897.02	2,415,215.54	1,627,606.39	1,382,916.73	17,098,718.95	586,013,890.63

Notional Certificates
X-A	90278LAZ2	0.909299%	452,534,000.00	406,509,359.38	0.00	308,032.01	784,683.14	0.00	1,092,715.15	393,453,462.36
X-B	90278LBA6	0.275525%	122,022,000.00	122,022,000.00	0.00	28,016.78	0.00	0.00	28,016.78	122,022,000.00
Notional SubTotal			574,556,000.00	528,531,359.38	0.00	336,048.79	784,683.14	0.00	1,120,731.93	515,475,462.36

Deal Distribution Total					13,055,897.02	2,751,264.33	2,412,289.53	1,382,916.73	18,219,450.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278LAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278LAV1	589.22828377	210.07750885	2.03421236	0.00000000	0.00000000	26.18919981	0.00000000	238.30092103	379.15077492
A-SB	90278LAW9	1,000.00000000	0.00000000	3.49783325	0.00000000	0.00000000	0.00000000	0.00000000	3.49783325	1,000.00000000
A-3	90278LAX7	1,000.00000000	0.00000000	3.39550000	0.00000000	0.00000000	0.00000000	0.00000000	3.39550000	1,000.00000000
A-4	90278LAY5	1,000.00000000	0.00000000	3.61741668	0.00000000	0.00000000	0.00000000	0.00000000	3.61741668	1,000.00000000
A-S	90278LBB4	1,000.00000000	0.00000000	3.89316672	0.00000000	0.00000000	0.00000000	0.00000000	3.89316672	1,000.00000000
B	90278LBC2	1,000.00000000	0.00000000	4.10241663	0.00000000	0.00000000	0.00000000	0.00000000	4.10241663	1,000.00000000
C	90278LBD0	1,000.00000000	0.00000000	4.25745551	0.00000000	0.00000000	0.00000000	0.00000000	4.25745551	1,000.00000000
D	90278LAC3	1,000.00000000	0.00000000	4.25745506	0.00000000	0.00000000	0.00000000	0.00000000	4.25745506	1,000.00000000
D-RR	90278LAE9	1,000.00000000	0.00000000	4.25745570	0.00000000	0.00000000	0.00000000	0.00000000	4.25745570	1,000.00000000
E-RR	90278LAG4	1,000.00000000	0.00000000	4.25745497	0.00000000	0.00000000	0.00000000	0.00000000	4.25745497	1,000.00000000
F-RR	90278LAJ8	1,000.00000000	0.00000000	4.25745514	0.00000000	0.00000000	0.00000000	0.00000000	4.25745514	1,000.00000000
G-RR	90278LAL3	1,000.00000000	0.00000000	4.25745553	0.00000000	0.00000000	0.00000000	0.00000000	4.25745553	1,000.00000000
NR-RR	90278LAN9	1,000.00000000	0.00000000	13.18822815	(8.93077267)	7.40603671	0.00000000	63.38030450	13.18822815	936.61969550
Z	90278LAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90278LAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278LAZ2	898.29572890	0.00000000	0.68068258	0.00000000	0.00000000	1.73397610	0.00000000	2.41465868	869.44508558
X-B	90278LBA6	1,000.00000000	0.00000000	0.22960433	0.00000000	0.00000000	0.00000000	0.00000000	0.22960433	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/21 - 12/30/21	30	0.00	126,422.24	0.00	126,422.24	0.00	0.00	0.00	126,422.23	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	119,314.59	0.00	119,314.59	0.00	0.00	0.00	119,314.59	0.00
A-3	12/01/21 - 12/30/21	30	0.00	577,235.00	0.00	577,235.00	0.00	0.00	0.00	577,235.00	0.00
A-4	12/01/21 - 12/30/21	30	0.00	599,691.72	0.00	599,691.72	0.00	0.00	0.00	599,691.72	0.00
X-A	12/01/21 - 12/30/21	30	0.00	308,032.00	0.00	308,032.00	0.00	0.00	0.00	308,032.01	0.00
X-B	12/01/21 - 12/30/21	30	0.00	28,016.78	0.00	28,016.78	0.00	0.00	0.00	28,016.78	0.00
A-S	12/01/21 - 12/30/21	30	0.00	248,535.87	0.00	248,535.87	0.00	0.00	0.00	248,535.87	0.00
B	12/01/21 - 12/30/21	30	0.00	125,977.01	0.00	125,977.01	0.00	0.00	0.00	125,977.01	0.00
C	12/01/21 - 12/30/21	30	0.00	116,973.59	0.00	116,973.59	0.00	0.00	0.00	116,973.59	0.00
D	12/01/21 - 12/30/21	30	0.00	36,001.04	0.00	36,001.04	0.00	0.00	0.00	36,001.04	0.00
D-RR	12/01/21 - 12/30/21	30	0.00	91,296.88	0.00	91,296.88	0.00	0.00	0.00	91,296.88	0.00
E-RR	12/01/21 - 12/30/21	30	0.00	30,964.47	0.00	30,964.47	0.00	0.00	0.00	30,964.47	0.00
F-RR	12/01/21 - 12/30/21	30	0.00	27,520.19	0.00	27,520.19	0.00	0.00	0.00	27,520.19	0.00
G-RR	12/01/21 - 12/30/21	30	0.00	27,524.45	0.00	27,524.45	0.00	0.00	0.00	27,524.45	0.00
NR-RR	12/01/21 - 12/30/21	30	354,947.31	92,894.89	0.00	92,894.89	(194,863.61)	0.00	0.00	287,758.50	161,594.87
Totals			354,947.31	2,556,400.72	0.00	2,556,400.72	(194,863.61)	0.00	0.00	2,751,264.33	161,594.87

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	Additional Information
Total Available Distribution Amount (1)	18,219,450.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,651,884.60	Master Servicing Fee	2,892.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,842.74
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	258.53
ARD Interest	0.00	Operating Advisor Fee	1,122.01
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	155.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,651,884.60	Total Fees	10,270.53

Principal		Expenses/Reimbursements
Scheduled Principal	322,889.90	Reimbursement for Interest on Advances	(1,655.27)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	12,733,007.12	Special Servicing Fees (Monthly)	(193,208.33)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	13,055,897.02	Total Expenses/Reimbursements	(194,863.60)

		Interest Reserve Deposit	85,213.36

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	2,412,289.53	Interest Distribution	2,751,264.33
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	13,055,897.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	2,412,289.53
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	2,412,289.53	Total Payments to Certificateholders and Others	18,219,450.88
Total Funds Collected	18,120,071.15	Total Funds Distributed	18,120,071.17

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	600,452,704.70	600,452,704.70	Beginning Certificate Balance	600,452,704.38
(-) Scheduled Principal Collections	322,889.90	322,889.90	(-) Principal Distributions	13,055,897.02
(-) Unscheduled Principal Collections	12,733,007.12	12,733,007.12	(-) Realized Losses	1,382,916.73
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	1,382,917.05
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	1,382,917.05	1,382,917.05	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	586,013,890.63	586,013,890.63	Certificate Other Adjustments**	(0.32)
Beginning Actual Collateral Balance	600,585,547.06	600,585,547.06	Ending Certificate Balance	586,013,890.63
Ending Actual Collateral Balance	586,013,890.63	586,013,890.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.32)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.32
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.11%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	12,835,920.80	2.19%	52	5.7338	NAP	Defeased	2	12,835,920.80	2.19%	52	5.7338	NAP
5,000,000 or less	10	43,203,446.39	7.37%	82	5.2409	1.597525	1.30 or less	9	94,606,215.69	16.14%	83	5.5442	0.522275
5,000,001 to 10,000,000	8	67,598,933.71	11.54%	82	5.2575	0.846057	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	11	141,688,554.18	24.18%	83	5.2812	1.511189	1.41 to 1.50	3	44,429,651.37	7.58%	82	5.3157	1.457533
15,000,001 to 20,000,000	8	142,182,035.55	24.26%	74	5.3185	1.836324	1.51 to 1.60	5	50,821,258.16	8.67%	83	5.2556	1.556939
20,000,001 to 25,000,000	1	20,475,000.00	3.49%	83	4.7000	2.200000	1.61 to 1.70	9	100,779,394.18	17.20%	81	5.3377	1.631715
25,000,001 to 30,000,000	3	90,000,000.00	15.36%	82	4.7724	1.790000	1.71 to 1.80	6	117,180,000.00	20.00%	82	5.0074	1.738288
30,000,001 to 35,000,000	2	68,030,000.00	11.61%	52	4.5963	2.608601	1.81 to 1.90	1	7,161,497.50	1.22%	83	5.0397	1.870000
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	2	34,165,000.00	5.83%	83	4.4205	1.929753
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	5	58,462,415.09	9.98%	83	5.2064	2.163990
Totals	45	586,013,890.63	100.00%	76	5.1165	1.713998	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 or greater	3	65,572,537.84	11.19%	33	4.2817	3.320995
							Totals	45	586,013,890.63	100.00%	76	5.1165	1.713998
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	12,835,920.80	2.19%	52	5.7338	NAP	New Mexico	2	342,252.09	0.06%	82	4.8846	1.889445
Alabama	4	17,041,103.93	2.91%	82	5.6981	2.079242	New York	4	17,187,892.34	2.93%	75	4.8567	1.866944
Arizona	3	753,597.15	0.13%	82	5.7000	1.620000	North Carolina	3	11,374,243.49	1.94%	83	5.3843	1.289080
Arkansas	2	624,978.78	0.11%	82	5.7000	1.620000	Ohio	25	31,308,235.08	5.34%	57	4.7161	2.634464
California	3	57,616,233.95	9.83%	83	4.7945	1.744241	Oklahoma	5	1,317,073.70	0.22%	82	5.7000	1.620000
Colorado	3	2,457,138.31	0.42%	34	4.4220	3.078026	Pennsylvania	3	228,838.56	0.04%	82	4.5500	2.000000
Connecticut	3	15,035,795.25	2.57%	83	5.1948	1.352974	South Carolina	19	9,937,162.56	1.70%	83	5.5389	1.554347
Delaware	1	10,000,000.00	1.71%	79	4.2775	1.630000	Tennessee	14	4,518,826.34	0.77%	69	5.2572	2.050702
Florida	44	41,584,576.73	7.10%	82	5.4948	1.461967	Texas	52	83,404,175.38	14.23%	62	4.6505	2.398783
Georgia	18	25,932,504.18	4.43%	83	5.3351	2.205026	Utah	1	6,498,392.65	1.11%	82	5.4460	1.500000
Illinois	31	25,145,525.16	4.29%	77	5.4202	1.504661	Virginia	6	13,217,978.26	2.26%	83	5.5583	1.524738
Indiana	17	15,202,973.47	2.59%	78	5.2275	1.719068	Washington	2	19,000,000.00	3.24%	82	5.2180	1.450000
Iowa	2	1,482,925.24	0.25%	82	5.1937	1.640808	Wisconsin	6	4,356,398.18	0.74%	81	5.0126	1.733085
Kansas	1	237,969.29	0.04%	82	5.7000	1.620000	Totals	313	586,013,890.63	100.00%	76	5.1165	1.713998
Kentucky	4	1,051,429.16	0.18%	82	5.7000	1.620000
									Property Type³
Louisiana	1	1,193,147.51	0.20%	82	5.4460	1.500000
Maryland	5	34,973,004.34	5.97%	81	5.2163	1.016689		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	5	19,640,176.26	3.35%	83	5.6406	1.216608		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	2	1,116,116.59	0.19%	81	5.0194	1.707039	Defeased	2	12,835,920.80	2.19%	52	5.7338	NAP
Mississippi	3	2,929,350.00	0.50%	23	4.1398	3.400000	Industrial	14	83,775,757.89	14.30%	82	4.9933	1.718534
Missouri	10	49,917,362.87	8.52%	81	5.0337	1.756115	Lodging	7	85,984,644.59	14.67%	82	5.6287	0.708672
Nebraska	3	13,575,081.48	2.32%	82	5.2308	1.581695	Mixed Use	23	9,404,762.02	1.60%	82	5.7000	1.620000
Nevada	2	8,875,272.50	1.51%	71	4.8659	2.165436	Multi-Family	4	42,158,776.55	7.19%	83	5.2316	1.676018
New Hampshire	1	100,238.82	0.02%	82	5.7000	1.620000	Office	153	106,045,165.18	18.10%	83	5.1535	1.862656
New Jersey	1	24,000,000.00	4.10%	83	5.4815	(0.320000)	Other	1	8,000,000.00	1.37%	80	4.9510	1.680000
							Retail	44	178,658,863.35	30.49%	82	5.1075	1.618076
							Self Storage	65	59,150,000.00	10.09%	27	4.2212	3.282832
							Totals	313	586,013,890.63	100.00%	76	5.1165	1.713998

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,835,920.80	2.19%	52	5.7338	NAP	Defeased	2	12,835,920.80	2.19%	52	5.7338	NAP
	4.5000% or less	4	95,000,000.00	16.21%	48	4.2372	2.746316	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	2	24,640,000.00	4.20%	83	4.6746	2.166193	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	1	12,867,132.21	2.20%	83	4.8400	1.600000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9001% to 5.1000%	10	148,707,766.56	25.38%	82	4.9989	1.818459	37 months to 48 months	43	573,177,969.83	97.81%	77	5.1027	1.718541
	5.1001% to 5.3000%	7	81,604,394.60	13.93%	83	5.2185	1.655039	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.3001% to 5.5000%	8	76,239,448.26	13.01%	83	5.4333	0.876062	Totals	45	586,013,890.63	100.00%	76	5.1165	1.713998
	5.5001% to 5.7000%	9	119,986,415.57	20.48%	82	5.6476	1.388782
	5.7001% or greater	2	14,132,812.63	2.41%	82	5.9198	0.797048
	Totals	45	586,013,890.63	100.00%	76	5.1165	1.713998
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,835,920.80	2.19%	52	5.7338	NAP	Defeased	2	12,835,920.80	2.19%	52	5.7338	NAP
	60 months or less	2	55,000,000.00	9.39%	23	4.1398	3.400000	Interest Only	15	242,820,000.00	41.44%	69	4.7358	1.949706
	61 months or greater	41	518,177,969.83	88.42%	82	5.2049	1.540069	299 months or less	3	31,792,049.20	5.43%	83	5.4393	1.858497
	Totals	45	586,013,890.63	100.00%	76	5.1165	1.713998	300 months to 350 months	25	298,565,920.63	50.95%	82	5.3652	1.515634
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	586,013,890.63	100.00%	76	5.1165	1.713998
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	12,835,920.80	2.19%	52	5.7338	NAP				None
Underwriter's Information		4	87,030,000.00	14.85%	82	5.0450	1.680031
	12 months or less	34	388,398,389.95	66.28%	74	5.0468	1.739225
	13 months to 24 months	5	97,749,579.88	16.68%	82	5.3763	1.670640
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	586,013,890.63	100.00%	76	5.1165	1.713998
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30501930	SS	Various	Various	Actual/360	4.140%	124,768.07	0.00	0.00	N/A	12/06/23	--	35,000,000.00	35,000,000.00	01/06/22
1A3	30501932				Actual/360	4.140%	71,296.04	0.00	0.00	N/A	12/06/23	--	20,000,000.00	20,000,000.00	01/06/22
2A4	30501770	Various Various		Various	Actual/360	5.700%	94,257.12	21,822.97	0.00	N/A	11/06/28	--	19,203,488.27	19,181,665.30	01/06/22
2A5	30501771				Actual/360	5.700%	94,257.12	21,822.97	0.00	N/A	11/06/28	--	19,203,488.27	19,181,665.30	01/06/22
2A6	30501772				Actual/360	5.700%	70,692.84	16,367.22	0.00	N/A	11/06/28	--	14,402,616.50	14,386,249.28	01/06/22
3A2A1	30315472	RT	St Louis	MO	Actual/360	4.997%	129,083.25	0.00	0.00	N/A	11/01/28	--	30,000,000.00	30,000,000.00	01/01/22
3A2A3	30315474				Actual/360	4.997%	64,541.62	0.00	0.00	N/A	11/01/28	--	15,000,000.00	15,000,000.00	01/01/22
4A21	30315461	IN	Various	Various	Actual/360	4.918%	127,048.33	0.00	0.00	10/06/28	10/06/33	--	30,000,000.00	30,000,000.00	01/06/22
4A22	30315462				Actual/360	4.918%	21,174.72	0.00	0.00	10/06/28	10/06/33	--	5,000,000.00	5,000,000.00	01/06/22
5A1	30315521	IN	Various	Various	Actual/360	5.080%	144,487.90	0.00	0.00	N/A	11/06/28	--	33,030,000.00	33,030,000.00	01/06/22
6	30501982	OF	Palo Alto	CA	Actual/360	4.402%	113,731.25	0.00	0.00	N/A	12/06/28	--	30,000,000.00	30,000,000.00	01/06/22
8A1	30501920	LO	Princeton	NJ	Actual/360	5.481%	47,201.81	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	12/06/20
8A2	30501921				Actual/360	5.481%	47,201.81	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	12/06/20
8A3	30501922				Actual/360	5.481%	18,880.72	0.00	0.00	N/A	12/06/28	--	4,000,000.00	4,000,000.00	12/06/20
9	30315523	RT	San Antonio	TX	Actual/360	4.700%	82,866.88	0.00	0.00	N/A	12/01/28	--	20,475,000.00	20,475,000.00	01/01/22
10	30315524	MF	Olympia	WA	Actual/360	5.218%	85,372.28	0.00	0.00	N/A	11/06/28	--	19,000,000.00	19,000,000.00	01/06/22
11	30501881	OF	Van Nuys	CA	Actual/360	5.168%	76,681.48	21,808.51	0.00	N/A	12/06/28	--	17,229,265.91	17,207,457.40	01/06/22
12	30501977	LO	Warren	MI	Actual/360	5.646%	79,319.19	28,431.61	0.00	N/A	12/06/28	--	16,314,666.11	16,286,234.50	01/06/22
13	30501711	LO	Orange Beach	AL	Actual/360	5.698%	80,089.12	18,557.41	0.00	N/A	11/06/28	--	16,322,695.64	16,304,138.23	01/06/22
14	30501734	RT	Various	Various	Actual/360	5.446%	70,515.02	15,556.84	0.00	N/A	11/06/28	--	15,036,431.66	15,020,874.82	01/06/22
15	30315525	LO	Laurel	MD	Actual/360	5.530%	68,943.77	17,076.80	0.00	N/A	11/06/28	--	14,478,071.80	14,460,995.00	01/06/22
16	30315526	RT	Various	Various	Actual/360	5.430%	67,283.32	17,227.42	0.00	N/A	12/06/28	--	14,389,588.10	14,372,360.68	01/06/22
17	30315527	IN	Houston	TX	Actual/360	4.840%	53,700.10	17,456.49	0.00	N/A	12/01/28	--	12,884,588.70	12,867,132.21	01/01/22
18	30315273	RT	Gretna	NE	Actual/360	5.210%	58,323.06	0.00	0.00	N/A	11/01/28	--	13,000,000.00	13,000,000.00	12/01/21
19	30501913	MF	Kent	OH	Actual/360	5.191%	56,992.85	0.00	0.00	N/A	12/06/28	--	12,750,000.00	12,750,000.00	01/06/22
20	30315528	RT	St Charles	IL	Actual/360	5.505%	58,715.76	12,637.95	0.00	N/A	11/06/28	--	12,386,203.37	12,373,565.42	01/06/22
21	30315529	RT	Manchester	CT	Actual/360	5.280%	52,337.08	14,150.52	0.00	N/A	01/01/29	--	11,511,087.72	11,496,937.20	01/01/22
22	30315530	OF	Atlanta	GA	Actual/360	5.020%	45,790.91	20,399.51	0.00	N/A	12/01/28	--	10,592,937.35	10,572,537.84	01/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	30501856	MF	San Rafael	CA	Actual/360	5.306%	47,616.82	12,813.09	0.00	N/A	12/06/28	--	10,421,589.64	10,408,776.55	01/06/22
24	30501713	LO	Miami Beach	FL	Actual/360	5.970%	51,408.33	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	01/06/22
25	30315531	RT	Newark	DE	Actual/360	4.277%	36,834.03	0.00	0.00	N/A	08/01/28	--	10,000,000.00	10,000,000.00	01/01/22
26A4	30315532	RT	Silver Spring	MD	Actual/360	5.010%	21,472.75	5,398.90	0.00	N/A	08/06/28	--	4,977,264.51	4,971,865.61	01/06/22
26A5	30315533				Actual/360	5.010%	21,472.75	5,398.90	0.00	N/A	08/06/28	--	4,977,264.51	4,971,865.61	01/06/22
27	30501978	RT	Oroville	CA	Actual/360	5.504%	44,584.84	9,406,967.06	0.00	N/A	12/06/28	--	9,406,967.06	0.00	12/06/21
29	30315535	98	Bronx	NY	Actual/360	4.951%	34,106.89	0.00	0.00	N/A	09/05/28	--	8,000,000.00	8,000,000.00	01/05/22
30	30501858	RT	Sparks	NV	Actual/360	5.040%	31,119.51	9,324.28	0.00	N/A	12/06/28	--	7,170,821.78	7,161,497.50	01/06/22
31	30315536	RT	Hinesville	GA	Actual/360	5.440%	30,245.89	7,713.35	0.00	N/A	12/01/28	--	6,456,665.99	6,448,952.64	01/01/22
32	30315537	SS	Nacogdoches	TX	Actual/360	5.880%	33,418.00	0.00	0.00	N/A	12/01/23	--	6,600,000.00	6,600,000.00	01/01/22
33	30501842	OF	Palm Coast	FL	Actual/360	5.579%	29,992.99	7,236.12	0.00	N/A	12/06/28	--	6,243,156.92	6,235,920.80	01/06/22
34	30315538	RT	Asheville	NC	Actual/360	5.430%	28,034.71	7,178.10	0.00	N/A	12/06/28	--	5,995,661.67	5,988,483.57	01/06/22
35	30501823	LO	Oakwood	GA	Actual/360	5.656%	24,067.73	8,661.53	0.00	N/A	11/06/28	--	4,941,938.39	4,933,276.86	01/06/22
36	30501703	LO	Derby	KS	Actual/360	5.889%	23,921.08	3,333,996.56	0.00	N/A	11/06/28	--	4,716,913.61	0.00	01/06/22
37	30501903	RT	Marion	VA	Actual/360	5.798%	20,657.50	4,567.95	0.00	N/A	12/06/28	--	4,137,380.58	4,132,812.63	01/06/22
38	30315540	Various Various		Various	Actual/360	4.550%	16,318.70	0.00	0.00	N/A	11/01/28	--	4,165,000.00	4,165,000.00	01/01/22
39	30501919	SS	Mount Airy	NC	Actual/360	5.300%	18,940.14	0.00	0.00	N/A	12/06/28	--	4,150,000.00	4,150,000.00	01/06/22
40	30315543	OF	Bradenton	FL	Actual/360	5.290%	18,221.11	0.00	0.00	N/A	12/06/28	--	4,000,000.00	4,000,000.00	01/06/22
41	30315544	IN	Marshall	MI	Actual/360	5.600%	13,897.41	3,324.96	0.00	N/A	12/01/28	--	2,881,950.64	2,878,625.68	01/01/22
Totals							2,651,884.60	13,055,897.02	0.00				600,452,704.70	586,013,890.63
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	15,949,115.40	15,416,308.18	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	15,949,115.40	15,416,308.18	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	21,474,637.91	21,440,703.21	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	21,474,637.91	21,440,703.21	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	21,474,637.91	21,440,703.21	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2A1	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2A3	21,812,524.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A21	12,237,207.77	12,438,912.90	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A22	12,237,207.77	12,438,912.90	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	6,705,868.38	6,738,228.03	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,645,469.20	2,700,562.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	(3,583,662.96)	(71,409.20)	01/01/21	10/31/21	--	0.00	0.00	602,690.05	602,690.05	460,486.71	0.00
8A2	(3,583,662.96)	(71,409.20)	01/01/21	10/31/21	--	0.00	0.00	602,690.05	602,690.05	0.00	0.00
8A3	(3,583,662.96)	(71,409.20)	01/01/21	10/31/21	--	0.00	0.00	241,076.02	241,076.02	0.00	0.00
9	2,272,790.69	2,255,061.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,620,508.65	1,676,739.64	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,176,052.43	2,886,096.34	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	927,830.53	1,656,447.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,419,289.28	2,727,019.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,641,376.75	3,735,191.53	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	270,540.18	164,396.09	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,678,899.41	1,668,664.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,617,167.91	1,587,901.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,112,118.33	1,612,222.42	01/01/21	03/31/21	09/13/21	0.00	0.00	58,295.07	58,295.07	0.00	0.00
19	1,431,605.77	1,558,694.27	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,269,696.00	932,220.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,052,524.52	1,044,785.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,675,830.17	2,459,135.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	928,567.30	1,034,494.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,800,025.52	461,664.75	01/01/21	03/31/21	08/11/21	0.00	0.00	0.00	0.00	0.00	0.00
25	41,249,183.40	39,359,360.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26A4	6,074,303.03	6,328,630.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26A5	6,074,303.03	6,328,630.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	918,849.09	1,003,646.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	718,982.51	680,212.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	996,825.19	979,509.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	507,615.16	767,881.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	498,747.52	444,919.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	525,542.95	862,366.71	10/10/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	379,866.18	(43,786.18)	10/01/20	09/30/21	12/13/21	446,158.38	6,439.30	0.00	0.00	0.00	0.00
37	520,206.00	513,518.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	5,086,567.65	5,146,137.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	351,614.47	399,728.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	486,577.82	511,527.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	416,052.47	396,935.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	260,722,018.66	220,397,069.84				446,158.38	6,439.30	1,504,751.19	1,504,751.19	460,486.71	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
27	30501978	9,406,967.06	Payoff w/ yield maintenance	0.00	2,412,289.53
36	30501703	3,326,040.06	DPO	0.00	0.00
Totals		12,733,007.12		0.00	2,412,289.53
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	2	12,733,007.12	5.116505%	5.096569%	76
12/17/21	0	0.00	0	0.00	1	4,716,913.61	3	24,000,000.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	5.128810%	5.108947%	77
11/18/21	0	0.00	0	0.00	4	28,725,599.13	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.129005%	5.109141%	78
10/18/21	0	0.00	0	0.00	4	28,733,471.66	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.129177%	5.109312%	79
09/17/21	0	0.00	1	13,000,000.00	4	28,742,076.31	3	24,000,000.00	0	0.00	0	0.00	0	0.00	1	7,807,024.87	5.129370%	5.109504%	80
08/17/21	2	23,000,000.00	0	0.00	4	28,749,865.70	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.139918%	5.120090%	81
07/16/21	0	0.00	0	0.00	5	38,757,615.78	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.140098%	5.120269%	82
06/17/21	2	10,000,000.00	0	0.00	5	38,766,102.52	0	0.00	0	0.00	1	16,439,796.82	0	0.00	0	0.00	5.140300%	5.120470%	83
05/17/21	0	0.00	0	0.00	6	51,773,770.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.140477%	5.120646%	84
04/16/21	1	7,859,347.76	0	0.00	6	51,782,178.52	0	0.00	0	0.00	1	14,620,562.21	0	0.00	0	0.00	5.140676%	5.120844%	85
03/17/21	0	0.00	1	14,636,882.76	6	51,789,765.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.140851%	5.121019%	86
02/18/21	1	14,659,849.69	0	0.00	6	51,799,657.99	4	0.00	0	0.00	1	12,522,450.61	0	0.00	4	27,000,000.00	5.141096%	5.121261%	87
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	30315273	12/01/21	0	B	58,295.07	58,295.07	0.00	13,000,000.00	05/15/20	98
Totals					58,295.07	58,295.07	0.00	13,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		61,600,000	61,600,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		524,413,891	500,413,891	0		24,000,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	586,013,891	586,013,891	0	0	0	0
Dec-21	600,452,705	595,735,791	0	0	4,716,914	0
Nov-21	600,825,299	572,099,700	0	0	28,725,599	0
Oct-21	601,155,976	572,422,505	0	0	28,733,472	0
Sep-21	601,525,396	559,783,319	0	13,000,000	28,742,076	0
Aug-21	609,659,832	557,909,966	23,000,000	0	28,749,866	0
Jul-21	609,987,695	571,230,080	0	0	38,757,616	0
Jun-21	610,354,356	561,588,253	10,000,000	0	38,766,103	0
May-21	610,678,960	558,905,190	0	0	51,773,771	0
Apr-21	611,042,481	551,400,955	7,859,348	0	51,782,179	0
Mar-21	611,363,857	544,937,208	0	14,636,883	51,789,766	0
Feb-21	611,805,388	545,345,881	14,659,850	0	51,799,658	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A1	30501930	35,000,000.00	35,000,000.00	326,000,000.00	--	14,982,290.18	3.40000	03/31/21	12/06/23	I/O
1A3	30501932	20,000,000.00	20,000,000.00	326,000,000.00	--	14,982,290.18	3.40000	03/31/21	12/06/23	I/O
8A1	30501920	10,000,000.00	10,000,000.00	27,300,000.00	08/16/21	(428,458.05)	(0.32000)	10/31/21	12/06/28	I/O
8A2	30501921	10,000,000.00	10,000,000.00	27,300,000.00	08/16/21	(428,458.05)	(0.32000)	10/31/21	12/06/28	I/O
8A3	30501922	4,000,000.00	4,000,000.00	27,300,000.00	08/16/21	(428,458.05)	(0.32000)	10/31/21	12/06/28	I/O
18	30315273	13,000,000.00	13,000,000.00	89,400,000.00	06/30/21	1,487,287.42	1.58000	03/31/21	11/01/28	322
24	30501713	10,000,000.00	10,000,000.00	47,800,000.00	05/25/21	316,108.00	0.49000	03/31/21	10/06/28	322
36	30501703	0.00	-	5,500,000.00	02/12/21	(88,373.70)	(0.23000)	09/30/21	11/06/28	261
Totals		102,000,000.00	102,000,000.00	876,600,000.00		30,394,227.93

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A1	30501930	SS	Various	06/18/21	98
	12.15.2021: The loan was transferred to Special Servicing as a result of the Borrower filing bankruptcy on 6/17/2021.					This was the Borrowers action to stay the Mezz Lenders enforcement action. There has been a cash collateral order entered that will al low the Senior Lender to be kept current during the bankruptcy proceedings. Midland continues to monitor the bankruptcy and work on making sure that the Senior Lenders position is not negatively impacted by the bankruptcy. It appears that there may be a sale of the collateral as part of the BK in February of 2022, although there are avenues that the Borrower can stop this action. It is expected that the Senior loan will be made whole in the bankruptcy process.

1A3	30501932	Various	Various	06/18/21	98
	12.15.2021: The loan was transferred to Special Servicing as a result of the Borrower filing bankruptcy on 6/17/2021.					This was the Borrowers action to stay the Mezz Lenders enforcement action. There has been a cash collateral order entered that will al low the Senior Lender to be kept current during the bankruptcy proceedings. Midland continues to monitor the bankruptcy and work on making sure that the Senior Lenders position is not negatively impacted by the bankruptcy. It appears that there may be a sale of the collateral as part of the BK in February of 2022, although there are avenues that the Borrower can stop this action. It is expected that the Senior loan will be made whole in the bankruptcy process.

8A1	30501920	LO	NJ	09/02/20	1

COVID Relief. 12/29/21: Subject pari passu loan transferred to special servicer 9/3/20 due to imminent default. Collateral consists of the 302 key Princeton Marriott at Forrestal located in Princeton, NJ. Forbearance agreement has been

	executed between	the parties and the loan will be returned to master servicer after 3 consecutive timely payments.

8A2	30501921	Various	Various	09/02/20	1
	COVID Relief. 12/29/21: Subject pari passu loan transferred to special servicer 9/3/20 due to imminent default. Loan is currently due for the 8/6/20 loan payment.					Collateral consists of the 302 key Princeton Marriott at Forrestal located in
	Princeton, NJ. Forbearance has been documented and loan will be returned to master servicer after 3 consecutive timely payments.

8A3	30501922	Various	Various	09/02/20	1
	COVID Relief. 12/29/21: Subject pari passu loan transferred to special servicer 9/3/20 due to imminent default. Loan is currently due for the 8/6/20 loan payment.					Collateral consists of the 302 key Princeton Marriott at Forrestal located in

Princeton, NJ. Borrower has submitted a request for relief and forbearance terms have been reached. Forbearance has been documented and loan will be returned to master servicer after 3 consecutive timely payments.

18	30315273	RT	NE	05/15/20	98

1/11/2022 - The Loan recently transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. A pre-negotiation letter has been executed. Borrower requested that certain reserve funds be made available to them. Spe cial Servicer has received approval and has engaged counsel to document the request and bring the loan current. Draft consent documents have been delivered to Borrower''s counsel for review. Borrower has brought the Loan

	current through May. Borrower has		submitted a deferral request which Special Servicer is evaluating. Special Servicer is working with Borrower to implement Cash Management due to low DSCR. Borrower is retroactively completing audited
	financials for YE 2020.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	30501713	LO	FL	05/15/20	9

1/11/2022 - The loan was transferred due to Imminent Monetary Default. The Borrower has sought a third-party consultant to represent them. The Borrower and special servicer executed a reinstated agreement as of June 2021. Special servicer is monitoring pe rformance with reinstatement and working towards returning loan to the master servicer.

36	30501703	LO	KS	06/08/20	8

11/24/21 - This loan was transferred to the Special Servicer on 6/8/2020 for payment default. The collateral is a 3-story, 63-room Hampton Inn in Derby, KS, which is located southeast of Wichita. Legal counsel has finalized a stipulation to foreclosure a greement. Sponsor is cooperating with a receivership sale and possible DIL or uncontested foreclosure on this asset. Receiver has taken control of the property as of 8/25/2020. Special Servicer is exploring the possibility of a

Note Sale on this asset.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8A1	30501920	0.00	5.48100%	0.00	5.48100%	10	10/19/21	09/06/20	11/18/21
8A2	30501921	0.00	5.48100%	0.00	5.48100%	10	10/19/21	09/06/20	11/18/21
8A3	30501922	0.00	5.48100%	0.00	5.48100%	10	10/19/21	09/06/20	11/18/21
13	30501711	16,702,716.89	5.69800%	16,702,716.89	5.69800%	10	04/29/20	04/29/20	05/06/20
13	30501711	0.00	5.69800%	0.00	5.69800%	8	05/21/21	05/20/21	06/01/21
15	30315525	14,826,678.98	5.53000%	14,826,678.98	5.53000%	8	05/28/20	05/06/20	06/03/20
15	30315525	0.00	5.53000%	0.00	5.53000%	8	02/16/21	12/06/20	03/16/21
20	30315528	12,560,000.00	5.50500%	12,560,000.00	5.50500%	10	05/05/20	04/06/20	05/08/20
20	30315528	0.00	5.50500%	0.00	5.50500%	8	12/23/20	06/05/20	01/11/21
26A4	30315532	5,000,000.00	5.01000%	5,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
26A5	30315533	5,000,000.00	5.01000%	5,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
31	30315536	6,613,947.97	5.44000%	6,613,947.97	5.44000%	8	06/24/20	05/01/20	07/03/20
Totals		60,703,343.84		60,703,343.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	30501703 01/18/22	4,716,913.61	5,500,000.00	4,225,000.00	891,003.44	4,225,000.00	3,333,996.56	1,382,917.05	0.00	0.00	1,382,917.05	27.65%
Current Period Totals		4,716,913.61	5,500,000.00	4,225,000.00	891,003.44	4,225,000.00	3,333,996.56	1,382,917.05	0.00	0.00	1,382,917.05
Cumulative Totals		4,716,913.61	5,500,000.00	4,225,000.00	891,003.44	4,225,000.00	3,333,996.56	1,382,917.05	0.00	0.00	1,382,917.05

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	30501703	01/18/22	0.00	0.00	1,382,917.05	0.00	0.00	1,382,917.05	0.00	0.00	1,382,917.05
Current Period Totals			0.00	0.00	1,382,917.05	0.00	0.00	1,382,917.05	0.00		1,382,917.05
Cumulative Totals			0.00	0.00	1,382,917.05	0.00	0.00	1,382,917.05	0.00	0.00	1,382,917.05

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A1	0.00	0.00	7,534.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A3	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8A1	0.00	0.00	(154,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8A2	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8A3	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,798.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	(63,000.00)	0.00	0.00	0.00	0.00	0.00	(1,655.27)	0.00	0.00	0.00
Total	0.00	0.00	(193,208.33)	0.00	0.00	0.00	0.00	0.00	(1,655.27)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(194,863.60)

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Supplemental Notes
None

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